31. Segment information (Details 1) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Net operating revenue		R$ 56,635	R$ 49,388	R$ 44,634
Gross profit		12,190	11,609	11,049
Depreciation and amortization		(1,413)	(1,202)	(1,117)
Operating income		1,964	2,602	2,007
Net financial expenses		(1,206)	(1,061)	(1,295)
Profit(loss) before income tax and social contribution		760	1,569	619
Share of profit of associates		2	28	(93)
Income tax and social contribution		(272)	(413)	(262)
Net income (loss) for continuing operations		488	1,156	357
Net income (loss) from discontinued operations		348	128	500
Net income (loss) of year end		836	1,284	857
Current assets		19,968	40,518	36,889
Noncurrent assets		38,507	21,139	18,890
Current liabilities		23,135	37,256	33,312
Noncurrent liabilities		21,792	11,242	10,311
Shareholders' equity		13,548	13,159	12,156	R$ 11,487
Retail [Member]
Disclosure of operating segments [line items]
Net operating revenue		26,654	26,490	26,194
Gross profit		7,005	7,444	8,091
Depreciation and amortization		(967)	(892)	(878)
Operating income		467	956	1,121
Net financial expenses		(815)	(903)	(1,158)
Profit(loss) before income tax and social contribution		(241)	132	11
Share of profit of associates		107	79	48
Income tax and social contribution		121	42	(36)
Net income (loss) for continuing operations		(120)	174	(25)
Net income (loss) from discontinued operations		312	(73)	(91)
Net income (loss) of year end		192	101	(116)
Current assets		8,002	7,529
Noncurrent assets		15,568	15,138
Current liabilities		11,557	8,358
Noncurrent liabilities		9,810	9,834
Shareholders' equity		2,203	4,475
Cash & Carry [Member]
Disclosure of operating segments [line items]
Net operating revenue		27,797	22,898	18,440
Gross profit		4,578	4,165	2,958
Depreciation and amortization		(386)	(310)	(239)
Operating income		1,526	1,646	886
Net financial expenses		(184)	(158)	(137)
Profit(loss) before income tax and social contribution		1,342	1,488	749
Share of profit of associates
Income tax and social contribution		(439)	(455)	(226)
Net income (loss) for continuing operations		903	1,033	523
Net income (loss) from discontinued operations
Net income (loss) of year end		903	1,033	523
Current assets		5,292	4,176
Noncurrent assets		7,475	6,001
Current liabilities		4,317	5,296
Noncurrent liabilities		2,295	1,408
Shareholders' equity		6,155	3,473
Exito Group [Member]
Disclosure of operating segments [line items]
Net operating revenue	[1]	2,151
Gross profit		608
Depreciation and amortization		(59)
Operating income		27
Net financial expenses		(208)
Profit(loss) before income tax and social contribution		(187)
Share of profit of associates		(6)
Income tax and social contribution		44
Net income (loss) for continuing operations		(143)
Net income (loss) from discontinued operations
Net income (loss) of year end		(143)
Current assets		6,664
Noncurrent assets		15,438
Current liabilities		7,252
Noncurrent liabilities		9,686
Shareholders' equity		5,164
Assets Held For Sale And Discontinued Operations [Member]
Disclosure of operating segments [line items]
Net operating revenue
Gross profit
Depreciation and amortization
Operating income
Net financial expenses
Profit(loss) before income tax and social contribution
Share of profit of associates
Income tax and social contribution
Net income (loss) for continuing operations
Net income (loss) from discontinued operations		36	201	591
Net income (loss) of year end		36	201	591
Current assets			28,813
Noncurrent assets
Current liabilities			23,602
Noncurrent liabilities
Shareholders' equity			5,211
Other Businesses [Member]
Disclosure of operating segments [line items]
Net operating revenue		33
Gross profit		(1)
Depreciation and amortization		(1)
Operating income		(56)
Net financial expenses		1
Profit(loss) before income tax and social contribution		(154)	(51)	(141)
Share of profit of associates		(99)	(51)	(141)
Income tax and social contribution		2
Net income (loss) for continuing operations		(152)	(51)	(141)
Net income (loss) from discontinued operations
Net income (loss) of year end		(152)	(51)	R$ (141)
Current assets		10
Noncurrent assets		26
Current liabilities		9
Noncurrent liabilities		1
Shareholders' equity		R$ 26

[1]	Includes sales in Colombia of R$ 1,694, Uruguay R$ 350 and Argentina of R$ 107.